Leases - Lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Balance – Beginning of period	$ 3,066
Additions	357
Interest accretion	59
Lease repayments	(451)
Effects of foreign exchange	26
Balance – End of period	3,057
Current	1,626	$ 1,374
Non-current	1,431	1,692
Lease liabilities	$ 3,057	$ 3,066